Income Tax - Summary of Deferred Tax Assets (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Organizational costs/Startup expenses		$ 335,155
Total deferred tax asset		335,155
Valuation allowance	$ (143,000)	(335,155)
Deferred tax asset, net of allowance		0
Groop Internet Platform Inc [Member]
Deferred tax asset
Net operating loss carryforwards		25,778,000	$ 22,679,000
Other temporary differences		1,297,000	6,000
Total deferred tax asset		27,075,000	22,685,000
Valuation allowance		(27,075,000)	(22,685,000)
Deferred tax asset, net of allowance		$ 0	$ 0